Consolidated cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Operating profit from continuing operations		£ 1,985	£ 2,239	[1]
Adjustments for:
Gain on sale of investments		0	(511)
Other fair value movements		(19)	31
Depreciation, amortisation and impairment		1,021	932
Share-based payments		19	20
Changes in working capital		(10)	(378)
Changes in provisions		39	81
Changes in pensions and other post-retirement benefit obligations		27	(54)
Cash generated from operations – continuing operations		3,062	2,360
Tax paid		(201)	(88)
Net cash flow from operating activities – continuing operations		2,861	2,272
Net cash flow from operating activities – discontinued operations		0	256
Cash flows from investing activities
Purchases of intangible assets		(269)	(224)
Purchases of property, plant and equipment		(3,210)	(3,258)
Disposals of property, plant and equipment		18	63
Investments in joint ventures and associates		(151)	(376)
Dividends received from joint ventures and associates		121	107
Disposal of financial and other investments		65	70
Acquisition of financial investments		(32)	(62)
Net movements in short-term financial investments		885	599
Interest received		69	20
Cash inflows on derivatives		103	0
Cash outflows on derivatives		(4)	(377)
Insurance claim from loss of property, plant and equipment		0	33
Net cash flow used in investing activities – continuing operations		(2,410)	(445)
Net cash flow used in investing activities – discontinued operations		0	(181)
Cash flows from financing activities
Proceeds from issue of treasury shares		20	14
Transactions in own shares		(1)	2
Proceeds received from loans		3,033	9,047
Repayments of loans		(839)	(9,049)
Payments of lease liabilities		(61)	(78)
Net movements in short-term borrowings		(444)	380
Cash inflows on derivatives		68	201
Cash outflows on derivatives		(60)	(230)
Interest paid		(779)	(669)
Dividends paid to shareholders		(1,325)	(1,119)
Net cash flow used in financing activities – continuing operations		(388)	(1,501)
Net cash flow used in financing activities – discontinued operations		0	(334)
Net increase in cash and cash equivalents		63	67
Reclassification to held for sale		0	(5)
Exchange movements		1	15
Net cash and cash equivalents at start of period		163	182
Net cash and cash equivalents at end of period		227	259
The Narragansett Electric Company
Cash flows from investing activities
Disposal of interest in The Narragansett Electric Company	[2]	0	2,968
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Contributions to National Grid Renewables and Emerald Energy Venture LLC		£ (5)	£ (8)

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.
[2]	The balance for the period ended 30 September 2022 consists of cash proceeds received, net of cash disposed.